(ICON)

Prudential
Distressed
Securities
Fund, Inc.

SEMI
ANNUAL
REPORT
May 31, 1997

(LOGO)

Prudential Distressed Securities Fund,
Inc.

Performance At A Glance.
It was an excellent six months for the
Prudential
Distressed
Securities Fund. Your Fund performed
significantly
better  than
the average capital appreciation fund as measured by Lipper
Analytical Services because a number of
holdings
appreciated
substantially after corporate earnings
rose
sharply as a result
of restructurings.


Six
One      Since

Months   Year   Inception2
Cumulative
Total               Class A
10.5%   -0.7%      4.8%
Returns1            Class B
10.0
-1.5       3.8
As of 5/31/97       Class C
10.0
-1.5       3.8
                    Lipper Capital
                    Appreciation Fund
Avg3     5.1
7.23     15.8


One
Since

Year
Inception2
Average
Annual Total              Class A
2.8%
3.8%
Returns1                  Class B
2.5
4.2
As of 6/30/97             Class C
6.5
7.3

Past performance is not indicative of
future
results. Principal
and investment return will fluctuate so
that an
investor's shares,
when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management
and Lipper
Analytical Services. The cumulative
total returns
do not take
into account sales charges. The average
annual
returns do take
into account applicable sales charges.
The Fund
charges a
maximum front-end sales load of 5% for
Class A
shares and
a declining contingent deferred sales
charge
(CDSC) of 5%,
4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares
will
automatically convert to Class A shares
on a
quarterly basis,
approximately seven years after
purchase.

2Inception dates: 3/26/96 Class A, B and
C shares.

3Lipper average returns are for 227
funds for six
months, 207
funds for one year, and 198 funds since
inception
of the Class
A, Class B and Class C shares on
3/26/96.

How Investments Compared.
   (As of 5/31/97)
        (GRAPH)

Source: Lipper Analytical Services.
Financial
markets change, so
a mutual fund's past performance should
never be
used to predict
future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income
than stock
funds, which
can help smooth out their total returns
year by
year. But their
prices still fluctuate (sometimes
significantly)
and their
returns have been historically lower
than those of
stock funds.

General Municipal Debt Funds invest in
bonds
issued by state
governments, state agencies and/or
municipalities.
This
investment provides income that  is
usually exempt
from
federal and  state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

George Edwards, Fund Manager
(PHOTO)

Portfolio
Manager's Report

The Prudential Distressed Securities
Fund seeks
capital appreciation
by investing in stocks and bonds of
companies with
operational or
financial difficulties. Some of these
companies
may be in default
or bankruptcy. The Fund will purchase
securities
when we believe
they are temporarily out-of-favor or
otherwise
undervalued
despite the long-term appreciation we
expect.
Investment
in these types of securities may be
considered
speculative.
As a result, the Fund will assume
greater risk
than other
Prudential mutual funds. There can be no assurance that the Fund will achieve its investment objective.

We're Leaner.
You will be pleased to learn  that we
have lowered
total fund
operating expenses effective June 2,
1997 to 1.25%
for Class
A shares and to 2% for Class B and Class
C shares.
We believe
this decision makes the Fund more
competitive with
similar
funds of its kind, as well as with
equity funds in
general.

Strategy Session.
With the continued growth of the U.S.
economy, the
corporate
debt default rate remained low over the
past six
months. As
a result, there was a limited supply of
distressed
securities.
So we adjusted our strategy somewhat,
from
investing in
securities of companies that are
expected to file
for
bankruptcy (early-stage distressed
securities) to
investing
in securities of companies that have
announced
their intention
to restructure or file for bankruptcy
(later-stage
distressed
securities). In addition, we have sold
substantially all of
our retail stocks.

         Credit Quality.
  Expressed as a percentage of
total investments as of 5/31/97.
        (PIE CHART)

As investors in troubled companies, we
take
advantage of the
inherent market discount involved in
holding
securities that
are not easily sold and have little
investment
research coverage.
These later-stage distressed securities
typically
involve lower
risk and volatility than early-stage
distressed
securities.
Given the relatively high prices bid for companies that may end up in bankruptcy, we believe there is greater value in the less volatile securities of those that have already announced their decision to file for bankruptcy.

Of course, once a company has decided to file for bankruptcy or to restructure, it must disclose much more information.
So we use the information that becomes
available
to better
determine the securities'  value. We
also rely
heavily on
our own research, which generally
enables us  to
identify
those companies whose performance is
temporarily
impaired
but can be expected to improve.

Currently, 67% of your Fund's total
investments is
invested
in bonds, other contractual obligations
and
preferred stocks,
many of which provide current yield and
thus help
to reduce
volatility.

What Went Well.

Wise Buys.
--  Merisel. In March, we bought bonds
issued by
this computer
wholesaler, anticipating a    corporate
restructuring that
would convert the bonds to stock. We
purchased the
bonds at
74% of face value. They are now trading
at
virtually face value.

--  Today's Man. We bought trade claims
of this
men's clothing
retailer in January at a substantial
discount.
Since then,
as a result of improved merchandising
and some
store
closings, the price of the claims has
risen to 82%
on
the dollar. We believe the price will
rise to 100%
on
the dollar once the company's bankruptcy is over.

--  Seven-Up/RC Bottling Co.  In
December, we
purchased
additional stock in this beverage
bottler after it
reorganized. We had initially bought
shares before
it
entered bankruptcy, believing  that it
would
complete
the reorganization in  a reasonable
period of
time. The
company did, and we were pleasantly
surprised (and
rewarded)
when it was acquired shortly thereafter.

Other Successes.
Among our bigger successes was Wickes
Lumber,
whose
high-yield bonds rose substantially in
price over
the
past six months after the company's
financial
position
improved. In addition, we gained from
our decision
to
hold on to Grant Geophysical's preferred stock after the oil service company filed for bankruptcy last
November. The preferred stock rebounded
from a
very
depressed level, as the company is
expected to
receive
additional capital (through a rights
offering)
once it
is allowed to exit bankruptcy.

And Not So Well.
Price Declines.
Although we attempted to sell our retail stocks in anticipation of an April/May rally, certain stocks, such as
Venture (a discount
retailer) and Gantos (a women's apparel
company),
continued to
decline. We also acquired the bonds of
Barry's
Jewelers, which
we believed could avoid bankruptcy
through an
anticipated
refinancing of its accounts receivable.
However,
the
refinancing failed to occur and the
price of the
bonds
is now lower than when we bought them.
Nevertheless,
we anticipate recovering our investment
during the
coming year, as results are expected to
return to
normal levels once the company's debt is restructured.

Five Largest
Holdings.

6.0%   Cadillac Fairview Corp.
       Industrials
5.4%   Today's Man, Inc.
       Retail
4.9%   GPA Group Plc.
       Financial
4.7%   Emcor Group, Inc.
       Building & Related Inc.
4.4%   Live Entertainment, Inc.
       Entertainment

Expressed as a percentage of total
investments as of 5/31/97.

Looking Ahead.
We believe that the economy will remain
strong and
that
there will be ample liquidity in the
capital
markets for
the refinancing of troubled companies.
Consequently, we
anticipate a continued low rate of
defaults and a
short
supply of distressed securities. Under
these
conditions,
we see no reason to change our current
strategy of
choosing
investments opportunistically. We do not plan to invest in an out-of-favor sector in anticipation of a rebound. Rather, we will pay more attention to identifying companies with the best chances of recovery, and will select individual securities which we have thoroughly researched and determined to be undervalued.

President's Letter
July 22, 1997
(PHOTO)

Dear Shareholder:

With the midpoint of 1997 behind us, I'm pleased to report that the recent news from the financial markets has been decidedly upbeat. The Dow Jones Industrial Average has gained more than
20% through the end of June, while lower long-term interest rates have made bonds an attractive investment.

This stands in contrast to April when
the Dow fell
10% from
a record high on fears  of higher
interest rates
and surging
inflation. Interest rates have since
fallen as the
economy
slowed and the Dow has reached several
new highs.

The market swings we've seen this year
illustrate
the importance
of  "staying the course" to your
financial  goal.
We realize that
maintaining investment discipline  when
faced with
market
uncertainty isn't easy. Here are some
thoughts
that may help:

--  Keep Your Expectations Realistic.
The best
investors know
that financial markets rise and fall --
and so
too, will the value
of their investments. Over time,
however, stocks
have been shown
to produce very attractive returns that
were well
ahead of
inflation. And where income is the
primary goal,
bonds have
also provided attractive returns.

-- Remember Your Time Horizon. If your
investment
goals are
long term (several years or more), so
should your
time horizon.
During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

--  We're On Your Side. Your Prudential
Securities
Financial
Advisor or Pruco Securities Registered
Representative can help
you understand what's happening  in the
financial
markets. They
can assist you in making informed
decisions based
upon a
thorough knowledge of your financial
needs and
long-term
goals. Call him  or her today.

Thank you for your continued confidence
in
Prudential mutual
funds. We'll do everything we can to
keep you
informed and
to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as
PRUDENTIAL
DISTRESSED
of May 31, 1997 (Unaudited)
SECURITIES
FUND, INC.
----------------------------------------
----------
----------

Shares         Description
Value (Note 1)
      ----------------------------------
----------
----------------
LONG-TERM INVESTMENTS--102.7%
COMMON STOCKS(d)--33.3%
      ----------------------------------
----------
----------------
Broadcasting--2.0%
      15,000   On Command Corp.
$    153,750
----------------------------------------
----------
----------
Building & Related Industries--8.6%
      25,000   EMCOR Group, Inc.
360,156
      20,000   Walter Industries, Inc.
285,000

------------

645,156
----------------------------------------
----------
----------
Casinos--3.6%
      13,357   Casino America, Inc.
31,306
      50,127   Colorado Gaming &
                 Entertainment Co.
238,103

------------

269,409
----------------------------------------
----------
----------
Electronics--1.0%
      15,000   Electronic Retailing
Systems
                 International, Inc.
76,875
----------------------------------------
----------
----------
Energy--4.5%
      35,000   Baycorp Holdings, Ltd.
264,687
      13,700   Mesa, Inc.
75,350

------------

340,037
----------------------------------------
----------
----------
Food Serving - Fast Foods
          50   AmeriKing, Inc.
2,500
----------------------------------------
----------
----------
Industrials--6.2%
      25,000   Cadillac Fairview Corp.
                 (Canada)
462,896
Metals--4.5%
     150,000   Ladish Company, Inc.
$    337,500
----------------------------------------
----------
----------
Mining--1.1%
     100,000   Sunshine Mining &
Refining Co.
81,250
----------------------------------------
----------
----------
Retail--1.4%
      20,000   Phar-Mor, Inc.
105,000
----------------------------------------
----------
----------
Telecommunications--0.4%
       5,000   PageMart Wireless, Inc.,
Class A
28,750

------------
               Total common stocks
                 (cost $2,325,034)
2,503,123

------------
PREFERRED STOCKS--16.8%
----------------------------------------
----------
----------
Casinos--2.6%
       1,966   Alliance Gaming Corp.,
                 Sr. Exch., 15.00%, PIK
198,075
----------------------------------------
----------
----------
Consumer Goods & Services--1.1%
         800   Pantry Pride, Inc.,
                 Conv. Exch., $14.875,
Ser. B
81,200
----------------------------------------
----------
----------
Energy--2.7%
      29,500   Grant Geophysical,
Inc.,(d)
                 Conv. Exch., $2.4375
73,750
      19,229   Mesa, Inc.,
                 Conv., 8.00%, Ser. A
127,392

------------

201,142
----------------------------------------
----------
----------
Entertainment--4.6%
      35,000   LIVE Entertainment, Inc.,
                 Conv., 10.00%, Ser. B,
PIK
343,437

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     3

Portfolio of Investments as
PRUDENTIAL
DISTRESSED
of May 31, 1997 (Unaudited)
SECURITIES
FUND, INC.
----------------------------------------
----------
----------

Shares       Description
Value
(Note 1)
----------------------------------------
----------
------
Financial--5.1%
     750,000   GPA Group Plc.,(c)
                 (Ireland)
                 Conv., 7.00%
                 (cost $316,875;
purchased
11/6/96)   $    382,500
----------------------------------------
----------
----------
Food Serving - Fast Foods--0.7%
       2,000   AmeriKing, Inc.,(a)
                 Sr. Exch., 13.00%
56,000

------------
               Total preferred stocks
                 (cost $1,412,767)
1,262,354

------------
WARRANTS(d)--0.1%
Units
----------------------------------------
----------
----------
Building & Related Industries
         960   ICF Kaiser International,
Inc.,
                 Expiring 12/31/03
960
----------------------------------------
----------
----------
Casinos
       2,968   Casino America, Inc.,
                 Expiring 5/3/01
148
----------------------------------------
----------
----------
Consumer Goods & Services
          50   Coinstar Inc.,
                 Expiring 10/1/06
3,500

------------
               Total warrants (cost $0)
4,608

------------
             Principal
Moody's      Amount
Rating       (000)
CORPORATE BONDS--52.5%
----------------------------------------
----------
----------
Building & Related Industries--11.7%
B2            $   250     Clean Harbors,
Inc.,
                           Sr. Notes,
                           12.50%,
5/15/01
192,500
B3                200     ICF Kaiser
International,
                           Inc.,
                           Sr. Sub.
Notes,
                           13.00%,
12/31/03
200,000

              Principal
Moody's       Amount
Rating        (000)       Description
Value (Note 1)
Caa           $   300     Miles Homes,
Inc.,
                           Sr. Notes,
                           12.00%,
4/1/01
$  252,000
B3                250     Wickes Lumber
Co.,
                           Sr. Sub.
Notes,
                           11.625%,
12/15/03
236,875

----------

881,375
----------------------------------------
----------
----------
Casinos--3.7%
B3                250     Casino Magic
Corp.,
                           First
Mortgage Notes,
                           13.00%,
8/15/03
215,000
NR                 68     Colorado
Gaming &
                           Entertainment
Co.,
                           12.00%,
6/1/03, PIK
66,038

----------

281,038
----------------------------------------
----------
----------
Consumer Goods & Services--0.4%
NR                 50     Coinstar Inc.,
Sr. Sub.
Notes,
                           Zero Coupon
until
10/1/99,
                           13.00%,
10/1/06
33,500
----------------------------------------
----------
----------
Containers & Packaging--3.8%
B1                145     Envirodyne
Industries,
Inc.,
                           Sr. Notes,
Ser. B,
                           12.00%,
6/15/00
158,775
B3                125     Stone
Container Corp.,
                           Sr. Sub.
Notes,
                           12.25%,
4/1/02
128,125

----------

286,900
----------------------------------------
----------
----------
Distribution/Wholesalers--3.3%
Ca                250     Merisel,
Inc.,(b)
                           Sr. Notes,
                           12.50%,
12/31/04
245,000
----------------------------------------
----------
----------
Financial--1.1%
Caa               100     Trump's Castle
Funding,
Inc.,
                           Mortgage
Notes,
                           11.75%,
11/15/03
85,500

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     4

Portfolio of Investments as
PRUDENTIAL
DISTRESSED
of May 31, 1997 (Unaudited)
SECURITIES
FUND, INC.
----------------------------------------
----------
---------

             Principal
Moody's      Amount
Rating       (000)        Description
Value (Note 1)
----------------------------------------
----------
----------
Food & Beverage--3.3%
Caa           $   275     Specialty
Foods Corp.,
                           Sr. Sub.
Notes, Ser. B,
                           11.25%,
8/15/03
$  252,313
----------------------------------------
----------
----------
Gaming--2.4%
B3                200     Stuart
Entertainment,
Inc.,
                           Sr. Sub.
Notes, Ser. B,
                           12.50%,
11/15/04
178,000
----------------------------------------
----------
----------
Printing--2.0%
B2                150     American
Banknote Corp.,
                           Sr. Notes,
Ser. B,
                           11.625%,
8/1/02
147,750
----------------------------------------
----------
----------
Restaurants--4.8%
NR                119     American
Restaurant
Group,
                           Inc.,
                           Sr. Sec'd.
Notes, Ser.
92,
                           13.00%,
9/15/98
116,019
Caa               250     Flagstar
Companies,
Inc.,
                           Sr. Notes,
                           10.75%,
9/15/01
248,125

----------

364,144
----------------------------------------
----------
----------
Retail--10.7%
Caa               250     Barry's
Jewelers,
Inc.(b)
                           Sr. Sec'd.
Notes,
                           11.00%,
12/22/00
150,000
NR                299     Edison
Brothers Trade
                           Claims,(b)(c)
                           Zero Coupon,
1/1/49
                           (cost
$168,288;
purchased
                           4/17/96)
239,404
NR                519     Today's Man,
Inc. Trade
                           Claims,(b)(c)
                           Sr. Notes,
                           Zero Coupon,
1/1/49
                           (cost
$306,259;
purchased
                           1/17/97)
415,267

----------

804,671
Technology--3.1%
NR            $   500     Molten Metal
Technology,
Inc.,
                           Sub. Notes,
                           5.50%, 5/1/06
$  230,500
----------------------------------------
----------
----------
Textiles & Apparel--2.2%
Ca                250     Forstmann &
Company,
Inc.,(b)
                           Sr. Sub.
Notes,
                           14.75%,
4/15/99
162,500

----------
                          Total
corporate bonds
                           (cost
$3,657,200)
3,953,191

----------
                          Total long-
term
investments
                           (cost
$7,395,001)
7,723,276

----------
----------------------------------------
----------
----------
SHORT-TERM INVESTMENTS--0.2%
JOINT REPURCHASE AGREEMENT--0.2%
               14,000     Joint
Repurchase
Agreement Account,
                          5.53%, 6/2/97
                           (cost
$14,000; Note 5)
14,000

----------
----------------------------------------
----------
----------
Total Investments--102.9%
                          (cost
$7,409,001; Note
4)        7,737,276
                          Liabilities in
excess of
other
                           assets--
(2.9%)
(216,351)

----------
                          Net Assets--
100%
$7,520,925

----------

----------

---------------
(a) Consists of more than one class of
securities
traded together as a unit;
    generally bonds with attached stocks
or
warrants.
(b) Represents issuer in default on
interest
payments; non-income producing
    security.
(c) Indicates a restricted security; the
aggregate
cost of such securities is
    $791,422. The aggregate value
($1,037,171) is
approximately 13.8% of net
    assets.
(d) Non-income producing securities.
NR--Not rated by Moody's or Standard &
Poor's.
PIK--Payment in kind securities.
The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
PRUDENTIAL DISTRESSED
(Unaudited)
SECURITIES FUND, INC.
----------------------------------------
----------
------------------------------

Assets
May 31, 1997
Investments, at value (cost
$7,409,001).............................
 ..........
 ...............................      $
7,737,276
Cash....................................
 ..........
 ........................................
 ..........
 .........              489
Deferred organization and offering costs
(Note
1)......................................
 ..........
 ............           82,745
Dividends and interest
receivable..............................
 ..........
 ....................................
77,436
Receivable for investments
sold....................................
 ..........
 ................................
51,000
Due from
Manager.................................
 ..........
 ........................................
 ..........
12,144
Prepaid
expenses................................
 ..........
 ........................................
 ..........
 .            2,593
Receivable for Fund shares
sold....................................
 ..........
 ................................
60

------------
   Total
assets..................................
 ..........
 ........................................
 ..........
7,963,743

------------
Liabilities
Payable for investments
purchased...............................
 ..........
 ...................................
283,021
Accrued expenses and other
liabilities.............................
 ..........
 ................................
94,021
Payable for Fund shares
reacquired..............................
 ..........
 ...................................
46,233
Deferred organization and offering costs
payable
(Note
1)......................................
 ..........
 ....           14,216
Distribution fee
payable.................................
 ..........
 ........................................
 ..
5,327

------------
   Total
liabilities.............................
 ..........
 ........................................
 ..........
442,818

------------
Net
Assets..................................
 ..........
 ........................................
 ..........
 .....      $ 7,520,925

------------

------------
Net assets were comprised of:
   Common stock, at
par.....................................
 ..........
 .......................................
$
590
   Paid-in capital in excess of
par.....................................
 ..........
 ...........................
7,582,246

------------

7,582,836
   Undistributed net investment
income..................................
 ..........
 ...........................
66,051
   Accumulated net realized loss on
investments.............................
 ..........
 .......................         (456,237
)
   Net unrealized appreciation on
investments.............................
 ..........
 .........................
328,275

------------
Net assets, May 31,
1997....................................
 ..........
 .......................................
$
7,520,925

------------

------------
Class A:
   Net asset value and redemption price
per share
      ($1,611,529 / 126,231 shares of
common stock
issued and
outstanding)............................
 .......
$12.77
   Maximum sales charge (5% of offering
price)..................................
 ..........
 ...................              .67

------------
   Maximum offering price to
public..................................
 ..........
 ..............................
$13.44

------------

------------
Class B:
   Net asset value, offering price and
redemption
price per share
      ($4,717,311 / 370,192 shares of
common stock
issued and
outstanding)............................
 .......
$12.74

------------

------------
Class C:
   Net asset value, offering price and
redemption
price per share
      ($1,192,085 / 93,536 shares of
common stock
issued and
outstanding)............................
 ........
$12.74

------------

------------

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     6

PRUDENTIAL DISTRESSED
SECURITIES FUND, INC.
Statement of Operations (Unaudited)
----------------------------------------
----------
----------

Six Months

Ended
Net Investment Income
May 31, 1997
Income
   Interest and discount
earned............      $
191,953
   Dividends (net of foreign withholding
      taxes
      of
$30)..............................
48,937

----
------------

240,890

----
------------
Expenses
   Management
fee..........................
31,874
   Distribution fee--Class
A...............
3,103
   Distribution fee--Class
B...............
23,980
   Distribution fee--Class
C...............
6,106
   Amortization of deferred
organizational
      and offering
costs...................
54,000
   Custodian's fees and
expenses...........
43,000
   Registration
fees.......................
30,000
   Reports to
shareholders.................
25,000
   Directors fees and
expenses.............
15,000
   Audit
fees..............................
10,000
   Legal fees and
expenses.................
9,000
   Transfer agent's fees and
expenses......
5,000

Miscellaneous...........................
3,892

----
------------
      Total
expenses.......................
259,955
   Less: expense reimbursement (Note
2)....
(120,114)

----
------------
      Net
expenses.........................
139,841

----
------------
Net investment
income......................
101,049

----
------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized loss on investment

transactions............................
(87,756)
Net change in unrealized appreciation on

investments.............................
768,480

----
------------
Net gain on
investments....................
680,724

----
------------
Net Increase in Net Assets
Resulting from
Operations..................      $
781,773

----
------------

----
------------

PRUDENTIAL DISTRESSED
SECURITIES FUND, INC.
Statement of Changes in Net Assets
(Unaudited)
----------------------------------------
----------
----------

                                   Six
Months
March 26, 1996(a)

Ended
through
Increase (Decrease)                  May
31,
November 30,
in Net Assets
1997
1996
Operations
   Net investment income.........  $
101,049
$   163,021
   Net realized loss on
      investments................
(87,756)
(368,481)
   Net change in unrealized
      appreciation/depreciation
      of investments.............
768,480
(440,205)
                                   -----
------
-----------------
   Net increase (decrease) in net
      assets resulting from
      operations.................
781,773
(645,665)
                                   -----
------
-----------------
Dividends from net investment
   income (Note 1)
   Class A.......................
(79,284)
--
   Class B.......................
(92,629)
--
   Class C.......................
(26,106)
--
                                   -----
------
-----------------

(198,019)
--
                                   -----
------
-----------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold.......................
465,248
14,160,097
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      dividends..................
189,743
--
   Cost of shares reacquired.....
(3,993,770)
(3,338,482)
                                   -----
------
-----------------
   Net increase (decrease) in net
      assets from Fund share
      transactions...............
(3,338,779)
10,821,615
                                   -----
------
-----------------
Total increase (decrease)........
(2,755,025)
10,175,950
Net Assets
Beginning of period..............
10,275,950
100,000
                                   -----
------
-----------------
End of period....................  $
7,520,925
$10,275,950
                                   -----
------
-----------------
                                   -----
------
-----------------

---------------
(a) Commencement of investment
operations.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     7

Notes to Financial Statements
PRUDENTIAL
DISTRESSED
(Unaudited)
SECURITIES
FUND, INC.
----------------------------------------
----------
------------------------------
Prudential Distressed Securities Fund,
Inc. (the
'Fund'), is registered under
the Investment Company Act of 1940, as a
diversified, open-end management
company. The Fund was incorporated in
Maryland on
November 30, 1995. The Fund
had no significant operations other than
the
issuance of 2,667 shares of Class
A, 2667 shares of Class B and 2,666
shares of
Class C common stock for $100,000
on February 8, 1996 to Prudential
Investments Fund
Management LLC. ('PIFM').
Investment operations commenced on March
26, 1996.
The investment objective of the Fund is
capital
appreciation by investing
primarily in debt and equity securities
issued by
financially troubled or
bankrupt companies (financially troubled
issuers)
and in equity securities of
companies that in the view of its
investment
adviser are currently undervalued,
out-of-favor or price-depressed relative
to their
potential for growth and
income (operationally troubled issuers).
Investment in the securities of
financially and operationally troubled
issuers may
be considered speculative and
may present potential for substantial
loss.
----------------------------------------
----------
----------
Note 1. Accounting Policies
The following is a summary of
significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Investments listed
on a
securities exchange are valued at
the last sales price on the day of
valuation, or,
if there was no sale on such
day, the average between the last bid
and asked
prices on such day, as provided
by a pricing service. Corporate bonds
and U.S.
Government securities that are
actively traded in the over-the-counter
market,
are valued by an independent
pricing service. Convertible debt
securities that
are actively traded in the
over-the-counter market, are valued at
the mean
between the most recently quoted
bid and asked prices provided by
principal market
makers. Equity securities
issued in private placements shall be
valued at
the mean between the bid and
asked prices provided by primary market
dealers.
Debt securities issued in
private placements shall be valued on
the bid side
by primary market dealers.
Securities for which market quotations
are not
available, other than private
placements, shall each be valued at a
price
supplied by an independent pricing
agent. Options on stock and stock
indices traded
on an exchange are valued at
the average between the most recently
quoted bid
and asked prices provided by
the respective exchange. Futures
contracts and
options thereon are valued at the
last sales price as of the close of
business of
the exchange. Securities for
which reliable market quotations are not
available
or for which the pricing
agent or principal market maker does not
provide a
valuation will be valued at
fair value determined in good faith by
or under
the direction of the Board of
Directors of the Fund.
Short-term securities which mature in
more than 60
days are valued at current
market quotations. Short-term securities
which
mature in 60 days or less are
valued at amortized cost.
In connection with transactions in
repurchase
agreements, it is the Fund's
policy that its custodian or designated
subcustodians under triparty repurchase
agreements, take possession of the
underlying
collateral securities, the value
of which exceeds the principal amount of
the
repurchase transaction, including
accrued interest. If the seller defaults
and the
value of the collateral
declines or if bankruptcy proceedings
are
commenced with respect to the seller
of the security, realization of the
collateral by
the Fund may be delayed or
limited.
Foreign Currency Translation: The books
and
records of the Fund are maintained
in U.S. dollars. Foreign currency
amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment
securities, other
assets and liabilities--at the
closing rates of exchange;
(ii) purchases and sales of investment
securities,
income and expenses--at the
rate of exchange prevailing on the
respective
dates of such transactions.
Although the net assets of the Fund are
presented
at the foreign exchange rates
and market values at the close of the
year, the
Fund does not isolate that
portion of the results of operations
arising as a
result of changes in the
foreign exchange rates from the
fluctuations
arising from changes in the market
prices of securities held at year end.
Similarly,
the Fund does not isolate the
effect of changes in foreign exchange
rates from
the fluctuations arising from
changes in the market prices of long-
term
portfolio securities sold during the
fiscal year.
Net realized gains and losses on foreign
currency
transactions represent net
foreign exchange gains and losses from
sales and
maturities of short-term
securities, disposition of foreign
currency, gains
or losses realized between
the trade and settlement dates of
security
transactions, and the difference
between amounts of dividends, interest
and foreign
withholding taxes recorded on
the Fund's books and the U.S. dollar
equivalent
amounts actually received or
paid. Net currency gains and losses from
valuing
foreign currency denominated
assets, except portfolio securities, and
liabilities at year end exchange rates
are reflected as a
----------------------------------------
----------
------------------------------
                                     ---
--
                                       8

Notes to Financial Statements
PRUDENTIAL
DISTRESSED
(Unaudited)
SECURITIES
FUND, INC.
----------------------------------------
----------
------------------------------
component of unrealized appreciation or
depreciation on foreign currencies.
Foreign security and currency
transactions may
involve certain considerations
and risks not typically associated with
those of
domestic origin as a result of,
among other factors, the possibility of
political
or economic instability and
the level of government supervision and
regulation
of foreign securities
markets.
The Fund may hold up to 15% of its net
assets in
illiquid securities, including
those which are restricted as to
disposition under
securities law ('restricted
securities'). None of the issues of
restricted
securities held by the Fund at
May 31, 1997 include registration rights
under
which the Fund may demand
registration by the issuer.
Securities Transactions and Net
Investment Income:
Securities transactions are
recorded on the trade date. Realized
gains and
losses on sales of investments
are calculated on the identified cost
basis.
Dividend income is recorded on the
ex-dividend date; interest income is
recorded on
the accrual basis. The Fund
amortizes premiums and discounts paid on
purchases
of portfolio securities as
adjustments to interest income. Expenses
are
recorded on the accrual basis which
may require the use of certain estimates
by
management.
Net investment income (other than
distribution
fees) and unrealized and realized
gains or losses are allocated daily to
each class
of shares of the Fund based
upon the relative proportion of net
assets of each
class at the beginning of the
day.
Taxes: It is the Fund's policy to
continue to meet
the requirements of the
Internal Revenue Code applicable to
regulated
investment companies and to
distribute all of its taxable net income
to its
shareholders. Therefore, no
federal income tax provision is
required.
Withholding taxes on foreign dividends
have been
provided for in accordance with
the Fund's understanding of the
applicable
country's tax rates.
Dividends and Distributions: The Fund
expects to
pay dividends out of net
investment income and make distributions
of any
net capital gains, if any, at
least annually. Dividends and
distributions are
recorded on the ex-dividend
date.
Income distributions and capital gain
distributions are determined in
accordance
with income tax regulations which may
differ from
generally accepted accounting
principles.
Deferred Organization and Offering
Costs: The Fund
incurred approximately
$221,000 in connection with the
organization and
offering of the Fund. Offering
costs are being amortized over a period
of 12
months ending March 1997.
Organization costs are being amortized
over a
period of 60 months ending March
2001.
----------------------------------------
----------
----------
Note 2. Agreements
The Fund has a management agreement with
(PIFM).
Pursuant to this agreement,
PIFM has responsibility for all
investment
advisory services and supervises the
subadviser's performance of such
services. PIFM
has entered into a subadvisory
agreement with The Prudential Investment
Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with
the management of the Fund. PIFM
pays for the services of PIC, the cost
of
compensation of officers of the Fund,
occupancy and certain clerical and
bookkeeping
costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed
daily and
payable monthly, at an annual
rate of .75 of 1% of the average daily
net assets
of the Fund. Effective June 2,
1997 PIFM will voluntarily reimburse the
Fund to
reduce total operating expenses
so as not to exceed 1.25%, 2.00% and
2.00% of the
average daily net assets of
the Class A, Class B and Class C shares,
respectively. Such expense
reimbursement, if any, is estimated and
accrued
daily and payable monthly.
Prior to June 2, 1997, PIFM reimbursed
the Fund
for expenses (including the fees
of PIFM but excluding interest, taxes,
brokerage
commissions, distribution fees,
litigation and indemnification expenses
and other
extraordinary expenses) in
excess of the most restrictive expense
limitation
imposed by state securities
commissions. For the six months ended
May 31,
1997, such reimbursement amounted
to $120,114 (1.41% of average net
assets,
annualized).
The Fund has a distribution agreement
with
Prudential Securities Incorporated
('PSI') which acts as the distributor of
the Class
A, B and C shares of the
Fund. The Fund compensates PSI for
distributing
and servicing the Fund's Class
A, Class B and Class C shares pursuant
to plans of
distribution (the 'Class A,
Class B and Class C Plans'), regardless
of
expenses actually incurred by them.
The distribution fees are accrued daily
and
payable monthly.
Pursuant to the Class A, B and C Plans,
the Fund
compensates PSI for its
distribution related activities at an
annual rate
of up to .30 of 1%, 1% and 1%
of the average daily net asset values of
the Class
A, B and C shares,
----------------------------------------
----------
------------------------------
                                     ---
--

Notes to Financial Statements
PRUDENTIAL
DISTRESSED
(Unaudited)
SECURITIES
FUND, INC.
----------------------------------------
----------
------------------------------
respectively. Such expenses under the
Plans were
 .25 of 1%, 1% and 1% of the
average daily net assets of the Class A,
B and C
shares, respectively, for the
six months ended May 31, 1997.
PSI has advised the Fund that it has
received
approximately $200 in front-end
sales charges resulting from sales of
Class A
shares for the six months ended
May 31, 1997. From these fees, PSI paid
such sales
charges to dealers, which in
turn paid commissions to salespersons
and incurred
other distribution costs.
PSI has advised the Fund that for the
six months
ended May 31, 1997, it received
approximately $26,600 and $1,600 in
contingent
deferred sales charges imposed
upon redemptions by certain Class B and
Class C
shareholders, respectively.
PSI, PIFM and PIC are indirect, wholly-
owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated
registered
investment companies (the
'Funds'), entered into a credit
agreement (the
'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December
30, 1997. Interest on any such
borrowings outstanding will be at market
rates.
The purpose of the Agreement is
to serve an an alternative source of
funding for
capital share redemptions. The
Fund has not borrowed any amounts
pursuant to the
Agreement as of May 31, 1997.
The Funds pay a commitment fee at an
annual rate
of .055 of 1% on the unused
portion of the credit facility. The
commitment fee
is accrued and paid quarterly
on a pro-rata basis by the Funds.
----------------------------------------
----------
----------
Note 3. Other Transactions with
Affiliates
Prudential Mutual Fund Services LLC
('PMFS'), a
wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent.
During the
six months ended May 31, 1997
the Fund incurred fees of approximately
$2,500 for
the services of PMFS. As of
May 31, 1997, approximately $400 of such
fees were
due to PMFS. Transfer agent
fees and expenses in the Statement of
Operations
include certain out-of-pocket
expenses paid to non-affiliates.
Note 4. Portfolio Securities
Purchases and sales of investment
securities,
other than short-term investments,
for the six months ended May 31, 1997
were
$6,972,585 and $9,196,019,
respectively.
The United States federal income tax
basis of the
Fund's investments at May 31,
1997 was substantially the same as for
financial
reporting purposes and,
accordingly, net unrealized appreciation
of
investments, for United States
federal income tax purposes was $328,275
(gross
unrealized
appreciation--$1,023,755; gross
unrealized
depreciation--$695,480).
For federal income tax purposes, the
Fund has a
capital loss carryforward at
November 30, 1996 of approximately
$99,000 which
expires in 2004. The Fund
elected to treat net realized capital
losses of
approximately $270,000 incurred
in the one month period ended November
30, 1996 as
having been incurred in the
current fiscal year.
----------------------------------------
----------
----------
Note 5. Joint Repurchase Agreement
Account
The Fund, along with other affiliated
registered
investment companies, transfers
uninvested cash balances into a single
joint
account, the daily aggregate
balance of which is invested in one or
more
repurchase agreements collateralized
by U.S. Treasury or federal agency
obligations. As
of May 31, 1997, the Fund had
a .002% undivided interest in the
repurchase
agreements in the joint account.
This undivided interest represented
$14,000 in
principal amount. As of such
date, the repurchase agreements in the
joint
account and the value of the
collateral therefor were as follows:
Bear, Stearns & Co., 5.53%, in the
principal
amount of $270,000,000, repurchase
price $270,124,425, due 6/2/97. The
value of the
collateral including accrued
interest was $275,689,730.
J.P. Morgan Securities, Inc., 5.52%, in
the
principal amount of $270,000,000,
repurchase price $270,124,200, due
6/2/97. The
value of the collateral including
accrued interest was $275,400,031.
Smith Barney, Inc., 5.54%, in the
principal amount
of $270,000,000, repurchase
price $270,124,650, due 6/2/97. The
value of the
collateral including accrued
interest was $275,400,376.
----------------------------------------
----------
------------------------------
                                     ---
--

Notes to Financial Statements
PRUDENTIAL
DISTRESSED
(Unaudited)
SECURITIES
FUND, INC.
----------------------------------------
----------
------------------------------
Note 6. Capital
The Fund offers Class A, Class B and
Class C
shares. Class A shares are sold
with a front-end sales charge of up to
5%. Class B
shares are sold with a
contingent deferred sales charge which
declines
from 5% to zero depending on the
period of time the shares are held.
Class C shares
are sold with a contingent
deferred sales charge of 1% during the
first year.
Class B shares will
automatically convert to Class A shares
on a
quarterly basis approximately seven
years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase
Class A
shares at net asset value.
There are 2 billion shares of $.001 par
value
common stock authorized divided
into three classes, designated Class A,
Class B
and Class C, which consist of 1
billion, 500 million and 500 million
authorized
shares, respectively. Of the
589,959 shares of common stock issued
and
outstanding at May 31, 1997 PIFM owned
5,333.
Transactions in shares of common stock
were as
follows:

Class A
Shares
Amount
-------------------------------------
--------
-----------
Six months ended May 31, 1997:
Shares sold..........................
7,451
$    89,315
Shares issued in reinvestment of
  dividends..........................
6,548
74,910
Shares reacquired....................
(175,101)
(2,102,144)

--------
-----------
Net decrease in shares outstanding
  before conversion..................
(161,102)
(1,937,919)
Shares issued upon conversion from
  Class B............................
73
902

--------
-----------
Net decrease in shares outstanding...
(161,029)
$(1,937,017)

--------
-----------

--------
-----------
March 26, 1996* through
  November 30, 1996:
Shares sold..........................
408,299
$ 5,117,186
Shares reacquired....................
(123,706)
(1,547,651)

--------
-----------
Net increase in shares outstanding...
284,593
$ 3,569,535

--------
-----------

--------
-----------
Class B
-------------------------------------
Six months ended May 31, 1997:
Shares sold..........................
11,333
$   131,839
Shares issued in reinvestment of
  dividends..........................
7,849
89,876
Shares reacquired....................
(106,008)
(1,249,566)

--------
-----------
Net decrease in shares outstanding
  before conversion..................
(86,826)
(1,027,851)
Shares reacquired upon conversion
  into Class A.......................
(73)
(902)

--------
-----------
Net decrease in shares outstanding...
(86,899)
$(1,028,753)

--------
-----------

--------
-----------
Class B
Shares
Amount
-------------------------------------
--------
-----------
March 26, 1996* through
  November 30, 1996:
Shares sold..........................
582,979
$ 7,292,074
Shares reacquired....................
(128,555)
(1,585,368)

--------
-----------
Net increase in shares outstanding...
454,424
$ 5,706,706

--------
-----------

--------
-----------
Class C
-------------------------------------
Six months ended May 31, 1997:
Shares sold..........................
19,979
$   244,094
Shares issued in reinvestment of
  dividends..........................
2,180
24,957
Shares reacquired....................
(54,539)
(642,060)

--------
-----------
Net decrease in shares outstanding...
(32,380)
$  (373,009)

--------
-----------

--------
-----------
March 26, 1996* through
  November 30, 1996:
Shares sold..........................
139,916
$ 1,750,837
Shares reacquired....................
(16,666)
(205,463)

--------
-----------
Net increase in shares outstanding...
123,250
$ 1,545,374

--------
-----------

--------
-----------

---------------
* Commencement of investment operations.
----------------------------------------
----------
------------------------------
                                     ---
--

PRUDENTIAL DISTRESSED
Financial Highlights (Unaudited)
SECURITIES FUND, INC.
----------------------------------------
----------
------------------------------

Class A
Class B

---------------------------------     --
----------
---------------------

Six Months      March 26, 1996(d)
Six Months
March 26, 1996(d)

Ended             Through
Ended
Through

May 31,         November 30,
May 31,
November 30,

1997(e)             1996
1997(e)
1996

-----------     -----------------     --
---------
-----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................      $ 11.85
$ 12.50            $ 11.79            $
12.50

-----------           ------          --
---------
------
Income from investment operations
Net investment income
(a)..............................
 .19
 .25                .12
 .16
Net realized and unrealized gain (loss)
on
investment

transactions............................
 ..........
 ..         1.02               (.90)
1.04               (.87)

-----------           ------          --
---------
------
   Total from investment
operations....................
1.21
(.65)              1.16
(.71)

-----------           ------          --
---------
------
Less Distributions
Dividends from net investment
income...................         (.29)
--               (.21)                --

-----------           ------          --
---------
------
Net asset value, end of
period.........................      $
12.77
$ 11.85            $ 12.74            $
11.79

-----------           ------          --
---------
------

-----------           ------          --
---------
------
TOTAL
RETURN(b):..............................
 .........
10.50%             (5.20)%
10.04%
(5.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................      $
1,612
$ 3,404            $ 4,717            $
5,387
Average net assets
(000)...............................
$ 2,489
$ 4,391            $ 4,809            $
6,650
Ratios to average net assets(a)(c):
   Expenses, including distribution
fees...............         2.76%
2.76%              3.51%
3.51%
   Expenses, excluding distribution
fees...............         2.51%
2.51%              2.51%
2.51%
   Net investment
income...............................
2.91%              2.37%
2.16%
1.59%
Portfolio
turnover................................
 .....
84%                61%
84%
61%
Average commission rate paid per
share.................      $0.0534
$0.0458            $0.0534
$0.0458

Class C

---------------------------------

Six Months      March 26, 1996(d)

Ended             Through

May 31,         November 30,

1997(e)             1996

-----------     -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................    $ 11.79
$
12.50

-----------           ------
Income from investment operations
Net investment income
(a)..............................
 .12
 .16
Net realized and unrealized gain (loss)
on
investment

transactions............................
 ..........
 ..       1.04               (.87)

-----------           ------
   Total from investment
operations....................
1.16
(.71)

-----------           ------
Less Distributions
Dividends from net investment
income...................       (.21)
--

-----------           ------
Net asset value, end of
period.........................    $
12.74
$ 11.79

-----------           ------

-----------           ------
TOTAL
RETURN(b):..............................
 .........
10.04%             (5.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................    $ 1,192
$ 1,485
Average net assets
(000)...............................
$ 1,225
$ 1,678
Ratios to average net assets(a)(c):
   Expenses, including distribution
fees...............       3.51%
3.51%
   Expenses, excluding distribution
fees...............       2.51%
2.51%
   Net investment
income...............................
2.16%
1.71%
Portfolio
turnover................................
 .....
84%                61%
Average commission rate paid per
share.................    $0.0534
$0.0458

---------------
(a) Net of expense reimbursement.
(b) Total return does not consider the
effects of
sales loads. Total return is
    calculated assuming a purchase of
shares on
the first day and a sale on the
    last day of each period reported and
includes
reinvestment of dividends and
    distributions. Total returns for
periods of
less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of investment
operations.
(e) Calculated based upon weighted
average shares
outstanding during the period.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
12

PRUDENTIAL DISTRESSED
Supplementary Proxy Information
SECURITIES FUND, INC.
----------------------------------------
----------
------------------------------
   A meeting of shareholders of the
Prudential
Distressed Securities Fund, Inc.
was held on Wednesday, October 30, 1996
at the
offices of Prudential Securities
Incorporated, One Seaport Plaza, New
York, New
York. The meeting was held for
the following purposes:
 (1) To elect Directors as follows:
Edward D.
Beach, Delayne Dedrick Gold,
     Robert F. Gunia, Donald D. Lennox,
Douglas H.
McCorkindale, Mendel A.
     Melzer, Thomas T. Mooney, Stephen
P. Munn,
Richard A. Redeker, Robin B.
     Smith, Louis A. Weil, III and Clay
T.
Whitehead.
(2a) Approval of amendment of the Fund's fundamental investment restrictions regarding investment in shares of
other
investment companies.
(2b) Approval of amendment of the Fund's fundamental investment restrictions regarding unseasoned issuers.
 (3) To ratify the selection of Deloitte
& Touche
LLP as independent accountants
for the fiscal year ending November 30,
1997.
The results of the proxy solicitation on the above matters were as follows:

Directors/Matter
Votes for      Votes against
Abstentions

----------     -------------     -------
----
 (1)   Edward D. Beach
42,139,218               0
1,676,801
       Delayne Dedrick Gold
42,185,952               0
1,629,867
       Robert F. Gunia
42,110,172               0
1,705,647
       Donald D. Lennox
42,168,691               0
1,647,128
       Douglas H. McCorkindale
42,173,768               0
1,642,051
       Mendel A. Melzer
42,156,141               0
1,659,678
       Thomas T. Mooney
42,188,691               0
1,627,128
       Stephen P. Munn
42,187,615               0
1,628,204
       Richard A. Redeker
42,177,575               0
1,638,244
       Robin B. Smith
42,178,797               0
1,637,022
       Louis A. Weil, III
42,188,821               0
1,626,998
       Clay T. Whitehead
42,092,461               0
1,723,358
(2a)   Amendment regarding investments
in other
investment companies
30,828,371
1,853,447        2,259,891
(2b)   Amendment regarding unseasoned
issuers
29,823,109       2,584,425
2,425,088
 (3)   Ratification of Deloitte & Touche
LLP
41,374,283         463,171
1,869,278

----------------------------------------
----------
------------------------------
                                     ---
--

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant
Secretary

Manager
Prudential Investments Fund Management
LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information
about the
Fund's portfolio holdings are for the
period
covered by this
report and are subject to change
thereafter.

The accompanying financial statements as of May
31, 1997 were
not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to
prospective
investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
BULK
RATE
Gateway Center Three
U.S.
POSTAGE
100 Mulberry Street
PAID
Newark, NJ  07102-4077
Permit 6807
(800) 225-1852
New
York, NY

743966103
743966202   MF171E2
743966301   Cat#42M236N